Principal Accounting Policies (Schedule of Consolidated Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,085,236		¥ 2,101,217	¥ 1,457,722	$ 156,306	$ 302,638	¥ 419,403
Restricted cash	124,561		338,997		17,941
Short-term investments	3,603,497		1,226,415		519,012
Accounts receivable, net	220,336		113,252		31,735
Intercompany receivables	390,330		60,004		56,219
Prepayments and other current assets	1,632,329		1,285,607		235,104
Yield enhancement products and accrued interest	33,545		20,002		4,831
Total current assets	7,505,817		5,539,353		1,081,062
Non-current assets
Long-term investments	58,764		0		8,464
Property and equipment, net	177,817		145,190		25,611
Intangible assets, net	592,267		715,548		85,304
Goodwill	147,639		136,569		21,264	$ 19,670
Other non-current assets	46,468		349,214		6,693
Total non-current assets	1,650,500		1,646,788		237,721
Total assets	9,156,317		7,186,141		1,318,783
Current liabilities
Accounts payable	879,383		767,307		126,657
Salary and welfare payable	192,455		147,389		27,719
Taxes payable	11,619		8,429		1,673
Advances from customers	1,951,764		1,223,313		281,112
Intercompany payable	32,526		28,762		4,685
Accrued expenses and other current liabilities	589,288		1,026,282		84,876
Total current liabilities	4,528,949		3,790,633		652,304
Non-current liabilities	54,928		57,785		7,911
Total liabilities	4,583,877		3,848,418		660,215
Net revenues	10,548,273	$ 1,519,267	7,645,260	3,534,939
Net loss	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Net cash used in operating activities	(2,239,444)	(322,550)	(514,735)	(271,102)
Net cash provided by/(used in) investing activities	(2,514,247)	(362,127)	(1,915,168)	(227,923)
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	206,917		376,883		29,802
Restricted cash	123,748		138,997		17,823
Short-term investments	323,393		499,402		46,578
Accounts receivable, net	162,840		116,669		23,454
Intercompany receivables	7,039		130,945		1,014
Prepayments and other current assets	1,223,887		989,058		176,277
Yield enhancement products and accrued interest	449,528		413,861		64,745
Total current assets	2,497,352		2,665,815		359,693
Non-current assets
Long-term investments	75,000				10,802
Property and equipment, net	95,433		72,582		13,745
Intangible assets, net	100,286		100,125		14,444
Goodwill	137,074		136,569		19,743
Yield enhancement products over one year and accrued interest	562,643		300,267		81,037
Other non-current assets	35,551		23,136		5,121
Total non-current assets	1,005,987		632,679		144,892
Total assets	3,503,339		3,298,494		504,585
Current liabilities
Accounts payable	796,420		1,036,226		114,708
Salary and welfare payable	167,747		123,071		24,161
Taxes payable	8,206		6,668		1,182
Advances from customers	1,940,831		1,223,313		279,538
Intercompany payable	2,528,229		1,263,100		364,141
Accrued expenses and other current liabilities	557,226		347,375		80,257
Amount due to the individual investors of yield enhancement products	871,914		589,151		125,582
Total current liabilities	6,870,573		4,588,904		989,569
Non-current liabilities	31,460		39,750		4,531
Total liabilities	6,902,033		4,628,654		$ 994,100
Net revenues	10,579,601	1,523,780	7,755,914	3,736,473
Net loss	(2,054,471)	(295,905)	(1,051,691)	(128,299)
Net cash used in operating activities	(972,677)	(140,095)	(87,299)	(51,446)
Net cash provided by/(used in) investing activities	(193,029)	(27,802)	(1,374,894)	72,161
Net cash provided by financing activities	¥ 995,740	$ 143,416	¥ 1,736,720	¥ 700